Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statements [Line Items]
statutory tax rate	28.50%	28.50%	28.50%	28.50%
Corporate income tax rate	21.00%	21.00%	21.00%	21.00%
Current tax liability	€ 1,145		€ 1,145		€ 0
GERMANY | Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Current tax liability	€ 1,200		€ 1,200
Percentage of income that can be used to set off tax losses carry forward	60.00%
Percentage of pretax income subject to income tax	40.00%